Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid in capital	Capital reserve due to translation to presentation currency	Capital reserve from hedges	Capital reserve from share based payments	Capital reserve from employee benefits	Accumulated deficit	Total
Balance at Dec. 31, 2022	$ 11,734	$ 210,495	$ (3,490)	$ (88)	$ 5,505	$ 348	$ (48,484)	$ 176,020
Net income (loss)							8,284	8,284
Other comprehensive income (loss), net of tax				228		(73)		155
Total comprehensive income (loss)				228		(73)	8,284	8,439
Issuance of shares	3,283	54,948						58,231
Exercise and forfeiture of share-based payment into shares	4	405			(405)			4
Cost of share-based payment					1,327			1,327
Balance at Dec. 31, 2023	15,021	265,848	(3,490)	140	6,427	275	(40,200)	244,021
Net income (loss)							14,462	14,462
Other comprehensive income (loss), net of tax				(89)		89
Total comprehensive income (loss)				(89)		89	14,462	14,462
Exercise and forfeiture of share-based payment into shares	7	985			(985)			7
Cost of share-based payment					874			874
Income tax impact associated with issuance of shares		100						100
Balance at Dec. 31, 2024	15,028	266,933	(3,490)	51	6,316	364	(25,738)	259,464
Net income (loss)							20,198	20,198
Other comprehensive income (loss), net of tax				126		21		147
Total comprehensive income (loss)				126		21	20,198	20,345
Exercise and forfeiture of share-based payment into shares	50	1,450			(1,450)			50
Cost of share-based payment					845			845
Cash dividend declared ($0.20 per share)							(11,534)	(11,534)
Income tax impact associated with issuance of shares		(100)						(100)
Balance at Dec. 31, 2025	$ 15,078	$ 268,283	$ (3,490)	$ 177	$ 5,711	$ 385	$ (17,074)	$ 269,070